ALIGN ALTERNATIVE ACCESS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 29.3%
	MONEY MARKET FUNDS - 29.3%
1,745,000	Federated Government Obligations Fund, Institutional Class, 4.21% (Cost $1,745,000)(a),(b)				$ 1,745,000

	TOTAL INVESTMENTS - 29.3% (Cost $1,745,000)				$ 1,745,000
	PUT OPTIONS WRITTEN - (0.9)% (Premiums received - $51,676)				(48,792)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 71.6%				4,266,272
	NET ASSETS - 100.0%				$ 5,962,480

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.2)%
8	Apple, Inc.	07/25/2025	$ 180	$ 164,136	$ 308
9	Palantir Technologies, Inc.	10/17/2025	125	122,688	10,845
	TOTAL WRITTEN EQUITY OPTIONS (Premiums received - $10,858)				11,153

	WRITTEN ETF OPTIONS - (0.7)%
	PUT OPTIONS WRITTEN - (0.7)%
3	Invesco QQQ Trust Series 1	11/21/2025	495	165,492	2,946
66	iShares Bitcoin Trust ETF	12/19/2025	55	403,986	26,895
5	iShares Russell 2000 ETF	11/21/2025	195	107,895	2,130
2	SPDR S&P 500 ETF Trust	09/30/2025	556	123,570	1,003
6	VanEck Semiconductor ETF	10/17/2025	250	167,328	4,665
	TOTAL WRITTEN ETF OPTIONS (Premiums received - $40,818)				37,639

	TOTAL OPTIONS WRITTEN (Premiums received - $51,676)				$ 48,792

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(b)	All or a portion of this security is held as collateral for written options.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.